Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024	Jun. 30, 2023	Mar. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise prices	$ 2.2
Holdback shares	$ (785,961)		$ (534,156)
Unrecognized compensation cost	$ 45,000		$ 75,200
Weighted average remaining vesting period	2 years 10 months 24 days
Expense recognized for share awards	$ 13,527	$ 20,574
FreeChain Acquisition [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Issuance of share awards				830,000
Maximum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise prices		$ 2.8
Maximum [Member] | Ordinary Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise prices	$ 9.34	0.01
Minimum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise prices		2.2
Minimum [Member] | Ordinary Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise prices	$ 11.21	$ 21.67
Class A Ordinary Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock, shares issued	227,382,323		194,516,873
Class A Ordinary Shares [Member] | FreeChain Acquisition [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock, shares issued				6,400,000
Holdback shares				$ 128,000
2023 Share Incentive Plan [Member] | Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted shares	703,400	915,362
2023 Share Incentive Plan [Member] | Restricted Share Units [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted shares	255,000
2023 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock, shares issued						21,877,912
2023 Performance Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock, shares issued					1,112,886
2023 Performance Plan [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock, shares issued					11,128,861
2023 plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Proceeds received from the exercised shares	$ 2,500	$ 1,700